NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Foamix Pharmaceuticals Ltd. (hereinafter “Foamix”) is an Israeli company incorporated in 2003. Foamix’s shares are publicly traded on the NASDAQ under the symbol “FOMX”, since its initial public offering (“IPO”) in September, 2014.

Foamix is a clinical-stage specialty pharmaceutical company operating in one segment - the development and commercialization of foam-based formulations, using its proprietary technology, which includes its foam platforms. Foamix develops its own product candidates, mainly for the treatment of moderate-to-severe acne, the treatment of moderate-to-severe papulo-pustular rosacea and other skin conditions. It also licenses its technology under development and licensing agreements to various pharmaceutical companies for development of certain products combining Foamix's foam technology with the licensee’s proprietary drugs.

In May 2014, Foamix incorporated a wholly-owned subsidiary in the United States of America - Foamix Pharmaceuticals Inc. ("the subsidiary"). The subsidiary was incorporated to assist Foamix with regard to marketing, regulatory affairs and business development relating its products and technology.

Since incorporation through December 31, 2016, Foamix and its subsidiary (hereinafter “the Company”) has incurred losses and negative cash flows from operations mainly attributable to its development efforts and has an accumulated deficit of $75,566. The Company has financed its operations mainly through private and public financing rounds, convertible loans, royalties and payments received under development and licensing agreements. The Company's cash, cash equivalents, deposits and marketable securities as of December 31, 2016, will allow the Company to fund its operating plan through at least the next 12 months. However, the Company expects to continue to incur significant research and development and other expenses related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable. If the Company is unable to obtain such funding it will need to curtail or cease operations.